EMPLOYEE BENEFIT PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Postemployment Benefits [Abstract]
Maximum annual contributions (as a percent)	100.00%
Employer match (as a percent)	4.00%
Benefit plan expense	$ 183,439	$ 22,559